Financial Instruments - Pre Tax Gains losses on Consolidated Statements of Operation (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash Flow Hedges
Foreign exchange contracts-accumulated other comprehensive income (effective portion)	$ (19)	$ (251)	$ 208
Foreign exchange contracts-accumulated other comprehensive income (effective portion)	(39)	1	(7)
Interest Expense [Member]
Fair Value Hedges
Interest rate derivatives	9	(8)	(45)
Gains/(losses) on hedged items	(9)	8	45
Cash Flow Hedges
Interest rate derivatives-Reclassified from accumulated other comprehensive income (effective portion)	(7)	(12)	(14)
Net sales [Member]
Cash Flow Hedges
Foreign exchange contracts, Reclassified from accumulated other comprehensive income (effective portion)	16	14	15
Cost of Goods Sold [Member]
Cash Flow Hedges
Foreign exchange contracts, Reclassified from accumulated other comprehensive income (effective portion)	(211)	(7)	7
Other, Net [Member]
Cash Flow Hedges
Foreign exchange contracts, Reclassified from accumulated other comprehensive income (effective portion)	(10)	(30)	59
Not Designated as Hedges
Non Designated as Hedges, Foreign exchange contracts	$ 115	$ (14)	$ 64